RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
Schedule of information about key management personnel

	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30 2019	September 30 2018	September 30 2019	September 30 2018
	$	$	$	$
Wage and short-term benefits	505,964	256,204	1,067,346	734,554
Share-based payments	1,966,113	1,117,755	4,818,820	3,133,291
	2,472,077	1,373,959	5,886,166	3,867,845